FINANCIAL EXPENSES, NET (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
FINANCIAL EXPENSES, NET [Abstract]
Foreign currency exchange differences, income	$ 15	$ 166	$ 395
Interest on cash equivalents and restricted deposits	12	18	20
Others		31	197
Total other income	(27)	(215)	(612)
Interest on convertible note and loans from shareholders	729	376	159
Withholding taxes of Interest to convertible note and loans from shareholders	205	106	53
Amortization of discount on a convertible note and loans from shareholders	489	516	212
Foreign currency exchange differences	135	60	288
Interest on loans from banks and other credit balances	84	26	27
Bank commissions and others	292	280	404
Total expenses	1,934	1,364	1,143
Total financial expenses, net	$ 1,907	$ 1,149	$ 531